Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 1,862	¥ 3,916	¥ 5,840
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 538	2,215	2,353
Property, Plant and Equipment, Other Types | Aircraft
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount			¥ 1,156	¥ 2,338

[1]	For the "Others", the number of properties are omitted. Write-downs of long-lived assets for fiscal 2016 and 2017 include write-downs of ¥2,338 million and ¥1,156 million of aircraft, respectively. Write-downs of long-lived assets for fiscal 2018 include write-downs of ¥2,138 million of hotels.